Income Taxes (Unrecognized tax benefits) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Temporary Differences/Potential change	$ 3,800,000,000	$ 2,900,000
Net amount in dispute	126,000,000	62,000,000
Prepaid amount in dispute	55,000,000	23,000,000
Deferred Tax Assets, Allowance	312,000,000	256,000,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued [Abstract]
Amount that could affect effective tax rate	33,000,000	28,000,000
Accrued interest	7,000,000	6,000,000
Income Tax Examination, Interest Expense	1,000,000
Accrued penalties	$ 0